Subsequent Events	3 Months Ended	10 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2021
Subsequent Events
Note 9: Subsequent Events
On June 1, 2022, the Company issued Profits Interests to certain Plan Participants in the form of 1,478,590 Class B-1 Units. Additionally, the Company issued 549,451 of its Class B-1 Units for total value received by the Company (or its subsidiaries) of $500,000.

Note 8: Subsequent Events
On January 17, 2022, the Company amended and restated its Limited Partnership Agreement (the “Amended and Restated Limited Partnership Agreement”) in part to authorize the issuance of up to 50,000,000 Class B Units (including
Class B-1
Units). Upon authorization of these units, the Company issued Profits Interests to certain Plan Participants in the form of 8,498,488
Class B-1
Units. Additionally, the Company issued 8,848,901 of its
Class B-1
Units for total value received by the Company (or its subsidiaries) of $8,052,000.
The Amended and Restated Limited Partnership Agreement provides that certain qualified distribution events will result in holders of Profits Interests receiving disproportionate distributions from ProKidney until each such holder’s valuation threshold has been reduced to zero in order to “catch up” such holder’s distributions to its pro rata share of aggregate cumulative distributions, and once sufficient distributions to a holder of Profits Interests have been made in accordance with the foregoing, the associated Class B Units will automatically be converted into Class A Units.
On January 18, 2022, the Company executed a definitive business combination agreement (the “Business Combination Agreement”), with Social Capital Suvretta Holdings Corp. III (“SCS”). Under the terms of the Business Combination Agreement, the Company will become a subsidiary of SCS and will be organized in an umbrella partnership corporation
(“Up-C”)
structure, which provides potential future tax benefits for SCS when the equity holders ultimately exchange their pass-through interests for Class A ordinary shares in SCS.
On January 18, 2022, in connection with the Business Combination Agreement, the Company entered into two promissory note agreements with certain of its existing holders. Through such promissory notes, the existing holders may fund up to $100,000,000 to support the operational financing needs of the Company prior to the closing of the Business Combination. The Company has borrowed $20,000,000 against these promissory notes subsequent to December 31, 2021.

Social Capital Suvretta Holdings Corp. III [Member]
Subsequent Events
NOTE 9. SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed financial statements.
On April 20, 2022, the Company issued an unsecured promissory note
(the “Promissory Note”) to the Sponsor pursuant to which the Company may borrow up to an aggregate principal amount of $1,500,000.

The Promissory Note is
non-interest
bearing, unsecured and payable upon the earlier of July 2, 2023 and the effective date of the Company’s Business Combination. The Promissory Note is subject to customary events of default which could, subject to certain conditions, cause the Promissory Notes to become immediately due and payable. On April 26, 2022, the Company drew $250,000 under the Promissory Note.

NOTE 9. SUBSEQUENT EVENTS
The Company
evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements, except as follows:
Proposed ProKidney Business Combination
On January
18, 2022, the Company entered into a Business Combination Agreement (the “ProKidney Business Combination Agreement”) with ProKidney LP, a limited partnership registered under the laws of Ireland (“ProKidney”), acting through its general partner ProKidney GP Limited, a private limited company incorporated under the laws of Ireland (“Legacy GP”).
The ProKidney Business Combination Agreement provides that, among other things and upon the terms and subject to the conditions thereof, prior to or at the closing of the ProKidney Business Combination Agreement (the “Closing”), the following transactions will occur (together with the other transactions contemplated by the ProKidney Business Combination Agreement, the “ProKidney Business Combination”): (1) ProKidney will issue to the Company a number of common units of ProKidney (“Post-Combination ProKidney Common Units”) equal to the number of fully diluted outstanding ordinary shares of the Company as of immediately prior to the Closing (but after giving effect to all redemptions of Public Shares and the purchase of Class A ordinary shares pursuant to one or more subscription agreements (the “PIPE Investment”)), in exchange for (a) (x) new Class B ordinary shares (“New ProKidney Class B ordinary shares”), which shares will have no economic rights but will entitle the holders thereof to vote on all matters on which shareholders of the Company are entitled to vote generally, and (y) restricted stock rights in respect of New ProKidney Class B ordinary shares (“New ProKidney Class B PMEL RSRs”), which restricted stock rights shall convert into New ProKidney Class B ordinary shares upon the vesting of the associated restricted common unit of ProKidney, (b) an amount in cash equal to the aggregate proceeds obtained by the Company in the PIPE Investment and (c) an amount in cash equal to the aggregate proceeds available for release to the Company from the Trust Account (after giving effect to all redemptions of Public Shares and after payment of any deferred underwriting commissions being held in the Trust Account and payment of certain transaction expenses); (2) Legacy GP will resign as the general partner of ProKidney and a private limited company incorporated under the laws of Ireland (“New GP”) will be admitted as the general partner of ProKidney; (3) ProKidney will distribute to the ProKidney unitholders the New ProKidney Class B ordinary shares and New ProKidney Class B PMEL RSRs received pursuant to clause (i)(a) (x) and (y) above; and (4) certain holders of ProKidney units will receive an aggregate of 17,500,000 restricted common units of ProKidney (“Earnout RCUs”) and 17,500,000 restricted stock rights of the Company (“Earnout RSRs” and, together with the Earnout RCUs, the “Earnout Rights”), which Earnout Rights will vest in three equal tranches upon the trading price of a Class A ordinary share reaching
$15.00/share, $20.00/share and $25.00/share, respectively, on the terms set forth in the ProKidney Business Combination Agreement, or upon certain change of control events. When vested, the Earnout RCUs will automatically convert into Post-Combination ProKidney Common Units and the associated Earnout RSRs will automatically convert into New ProKidney Class B ordinary shares, respectively.
On January 18, 2022, the Company entered into subscription agreements (the “Subscription Agreements”) with certain investors (“PIPE Investors”) pursuant to which the PIPE Investors have subscribed for an aggregate of 57,500,000 Class A ordinary shares for a price of $10.00 per share for an aggregate purchase price of $575,000,000, of which (1) $156,400,000 is committed by certain existing directors, officers and equityholders of, or investment funds managed by Suvretta Capital Management, LLC, the Company, the Sponsor and/or their respective affiliates participating in the PIPE Investment, and (2) at least $50,000,000 (which may, at the election of such investors, be increased to up to $100,000,000) is committed by certain existing directors, officers and unitholders of ProKidney and/or its affiliates participating in the PIPE Investment (the “ProKidney Related PIPE Investors”); provided that the ProKidney Related PIPE Investors may elect instead to purchase Post-Combination ProKidney Common Units, together with a corresponding number of Class B ordinary shares, in lieu of Class A ordinary shares. The Subscription Agreements are subject to certain conditions, including that there shall not be in force any injunction or order enjoining or prohibiting the issuance and sale of the shares under the Subscription Agreements; the terms of the ProKidney Business Combination Agreement shall not have been amended, and the minimum cash condition therein shall not have been waived, in a manner that is materially adverse to the investor party to the Subscription Agreement; and the representation and warranties of the parties to the Subscription Agreement shall be accurate (subject to agreed materiality thresholds).
Following the Closing, the combined company will be organized in an umbrella partnership-C corporation (a so called “Up-C”) structure, and the Company’s direct assets will consist of ProKidney Common Units and equity interests of New GP, and substantially all of the operating assets and business of the Company will be held indirectly through ProKidney.
The consummation of the proposed ProKidney Business Combination is subject to certain conditions as further described in the ProKidney Business Combination Agreement.
Legal Proceedings
Certain purported shareholders of the Company sent demand letters (the “Demands”) alleging deficiencies and/or omissions in the ProKidney Disclosure Statement filed by the Company with the SEC on February 14, 2022. The Demands seek additional disclosures to remedy these purported deficiencies. We believe that the allegations in the Demands are meritless.